SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		6 Months Ended	12 Months Ended
	Jul. 23, 2024	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 USD ($) Customer	May 30, 2025 USD ($)	Jan. 01, 2024	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Federal depository insurance coverage			$ 250,000
Allowance for credit losses on accounts receivable current				$ 0
Impairment of long lived assets held for use			0	0
Uncertain tax positions			0	0
Unrecognized tax benefits income tax benefits penalties expenses			0	0
Accounts receivable		$ 0	$ 0	$ 482,279			$ 327,200
Reverse stock split	0.025
Standby Equity Purchase Agreement
Significant Accounting Policies [Line Items]
Equity Purchase Agreement		2025-05
Maximum shares can issued under standby equity purchase agreement					$ 100,000,000
ASU 2023-07 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]						true
Change in Accounting Principle, Accounting Standards Update, Adoption Date						Jan. 01, 2024
Customer Concentration Risk [Member] | Revenue [Member]
Significant Accounting Policies [Line Items]
Number of major customers | Customer			2	2
Customer Concentration Risk [Member] | Revenue [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			50.00%	39.00%
Customer Concentration Risk [Member] | Revenue [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage			25.00%	29.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of major customers | Customer				4
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				50.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				18.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Four [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				10.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Payment terms provided for customers			30 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Payment terms provided for customers			120 days